Allowance For Doubtful Accounts	12 Months Ended
Dec. 31, 2010
Allowance For Doubtful Accounts [Abstract]
Allowance For Doubtful Accounts

Note 3 – Allowance for Doubtful Accounts

The activity in the allowance for doubtful accounts was as follows during the years ended December 31, 2010 and 2009:

	2010	2009
Balance at the beginning of the year	$1,344,648	$2,052,833
Provision for bad debts	491,000	304,598
Charge-offs	(1,385,014)	(1,012,783)
Recoveries	—	—

Balance at the end of the year	$450,634	$1,344,648